Employee Benefit Plans (Medicare Part D Subsidy) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Disclosure of Expected Gross Prescription Drug Subsidy Receipts [Abstract]
2013	$ 4
2014	4
2015	4
2016	4
2017	5
2018-2022	24
Total	$ 45